CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Comprehensive Income Disclosure [Line Items]
Net income	$ 920		$ 1,381		$ 703
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total	117		(189)		46
Preferred dividends of subsidiaries	(6)		(8)		(10)
San Diego Gas and Electric Company and Subsidiary [Member]
Comprehensive Income Disclosure [Line Items]
Net income	515		455		358
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total	(12)		(36)		7
Southern California Gas Company [Member]
Comprehensive Income Disclosure [Line Items]
Net income	290		288		287
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total	3		1		3
Before-Tax Amount [Member]
Comprehensive Income Disclosure [Line Items]
Net income	865	[1]	1,339	[1]	719	[1]
Comprehensive income, net of income tax
Foreign currency translation adjustments	119	[1]	(79)	[1]	47	[1]
Reclassification to net income of foreign currency translation adjustment related to remeasurement of equity method investments			(54)	[1]
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			(2)	[1]	(10)	[1]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(4)	[1]	(20)	[1]	23	[1]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(6)	[1]	(26)	[1]	(22)	[1]
Other Comprehensive Income (Loss), Net of Tax, Total	109	[1]	(181)	[1]	38	[1]
Total comprehensive income	974	[1]	1,158	[1]	757	[1]
Preferred dividends of subsidiaries	(6)	[1]	(8)	[1]	(10)	[1]
Total comprehensive income, after preferred dividends of subsidiaries	968	[1]	1,150	[1]	747	[1]
Before-Tax Amount [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Comprehensive Income Disclosure [Line Items]
Net income	489	[1]	436	[1]	374	[1]
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(1)	[1]			(1)	[1]
Other Comprehensive Income (Loss), Net of Tax, Total	(1)	[1]			(1)	[1]
Total comprehensive income	488	[1]	436	[1]	373	[1]
Before-Tax Amount [Member] | Southern California Gas Company [Member]
Comprehensive Income Disclosure [Line Items]
Net income	290	[1]	288	[1]	287	[1]
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	5	[1]	(2)	[1]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	2	[1]	3	[1]	5	[1]
Other Comprehensive Income (Loss), Net of Tax, Total	7	[1]	1	[1]	5	[1]
Total comprehensive income	297	[1]	289	[1]	292	[1]
Income Tax (Expense) Benefit [Member]
Comprehensive income, net of income tax
Foreign currency translation adjustments			3
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			1		2
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	2		8		(10)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	2		10		9
Other Comprehensive Income (Loss), Net of Tax, Total	4		22		1
Total comprehensive income	4		22		1
Total comprehensive income, after preferred dividends of subsidiaries	4		22		1
Income Tax (Expense) Benefit [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax					1
Other Comprehensive Income (Loss), Net of Tax, Total					1
Total comprehensive income					1
Income Tax (Expense) Benefit [Member] | Southern California Gas Company [Member]
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(3)		1
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(1)		(1)		(2)
Other Comprehensive Income (Loss), Net of Tax, Total	(4)				(2)
Total comprehensive income	(4)				(2)
Net-Of-Tax Amount [Member]
Comprehensive Income Disclosure [Line Items]
Net income	865		1,339		719
Comprehensive income, net of income tax
Foreign currency translation adjustments	119		(76)		47
Reclassification to net income of foreign currency translation adjustment related to remeasurement of equity method investments			(54)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			(1)		(8)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(2)		(12)		13
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(4)		(16)		(13)
Other Comprehensive Income (Loss), Net of Tax, Total	113		(159)		39
Total comprehensive income	978		1,180		758
Preferred dividends of subsidiaries	(6)		(8)		(10)
Total comprehensive income, after preferred dividends of subsidiaries	972		1,172		748
Net-Of-Tax Amount [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Comprehensive Income Disclosure [Line Items]
Net income	489		436		374
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(1)
Other Comprehensive Income (Loss), Net of Tax, Total	(1)
Total comprehensive income	488		436		374
Net-Of-Tax Amount [Member] | Southern California Gas Company [Member]
Comprehensive Income Disclosure [Line Items]
Net income	290		288		287
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	2		(1)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	1		2		3
Other Comprehensive Income (Loss), Net of Tax, Total	3		1		3
Total comprehensive income	293		289		290
Noncontrolling Interests [Member]
Comprehensive Income Disclosure [Line Items]
Net income	55		42		(16)
Comprehensive income, net of income tax
Foreign currency translation adjustments	15		6
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(11)		(36)		7
Other Comprehensive Income (Loss), Net of Tax, Total	4		(30)		7
Total comprehensive income	59		12		(9)
Total comprehensive income, after preferred dividends of subsidiaries	59		12		(9)
Noncontrolling Interests [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Comprehensive Income Disclosure [Line Items]
Net income	26		19		(16)
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(11)		(36)		7
Other Comprehensive Income (Loss), Net of Tax, Total	(11)		(36)		7
Total comprehensive income	15		(17)		(9)
Total Equity [Member]
Comprehensive Income Disclosure [Line Items]
Net income	920		1,381		703
Comprehensive income, net of income tax
Foreign currency translation adjustments	134		(70)		47
Reclassification to net income of foreign currency translation adjustment related to remeasurement of equity method investments			(54)
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax			(1)		(8)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(2)		(12)		13
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(15)		(52)		(6)
Other Comprehensive Income (Loss), Net of Tax, Total	117		(189)		46
Total comprehensive income	1,037		1,192		749
Preferred dividends of subsidiaries	(6)		(8)		(10)
Total comprehensive income, after preferred dividends of subsidiaries	1,031		1,184		739
Total Equity [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Comprehensive Income Disclosure [Line Items]
Net income	515		455		358
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(1)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(11)		(36)		7
Other Comprehensive Income (Loss), Net of Tax, Total	(12)		(36)		7
Total comprehensive income	$ 503		$ 419		$ 365

[1]	Except for Net Income (Loss) and Total Comprehensive Income (Loss).